Series A Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Wilco Holdco Inc
Series A Preferred Stock

12. Series A Preferred Stock

On May 10, 2016, the Company issued 98,000 shares of Series A Preferred Stock (the “preferred stock”), with a par value of $0.01 per share and original issue price of $1,000 per share, for a total consideration value of $98.0 million. The preferred stock vote together with the holders of common stock as a single class and includes protective provisions as outlined in the operating agreement. The preferred stock is a class of equity that has priority over the common stock with respect to distribution rights, liquidation rights and dividend rights. Upon any liquidation, the holders of preferred stock are entitled to be paid out of the available funds and assets, prior to and in preference of any other equity security in an amount equal to the original issue price plus the amount of any unpaid cumulative, preferred dividends, whether or not declared. There were no costs associated with the issuance of the preferred stock.

The preferred stockholders, from and after issuance, are entitled to cumulative preferred dividends at an annual rate per share equal to 10.25% of the original issue price. The dividend rate of the preferred stock increases by 0.25% at the end of each fiscal quarter beginning after the second anniversary of the issuance of the preferred stock. The Company shall not declare, pay or set aside any dividends on shares of any other class or series of capital stock unless the holders of preferred stock then outstanding shall first receive a cash dividend equal to the sum of the amount of the aggregate cumulative preferred dividend payable.

The Company is required to redeem all outstanding shares of preferred stock within 180 days after the date on which the Company repays, in full, all amounts due under the first lien credit facility and second lien credit facility for a cash payment to the holders. The Company is required to redeem all outstanding shares of preferred stock upon the occurrence of a deemed liquidating event as described by the operating agreement for a cash payment to the holders of the preferred stock.

In the event of an IPO, the preferred stock, to the extent that all or a portion has not been redeemed, converts into fully paid and nonassessable shares of common stock determined by dividing the liquidation amount by the IPO Price. The Company shall at all times when the preferred stock is outstanding, reserve and keep available an adequate number of shares out of the authorized but unissued common stock, for the purpose of effecting the conversion of the preferred stock upon the consummation of an IPO. If the number of authorized but unissued shares of common stock is not sufficient to affect the conversion of all outstanding preferred stock, the Company shall increase the number of authorized but unissued shares of common stock for purposes of effecting conversion.

Based on the requirement of redemption for cash within 180 days in the event of repayment of the first lien credit facility and second lien credit facility, occurrence of a deemed liquidating event, and an IPO conversion share-settlement feature, for which a variable number of shares may be issued for a fixed amount of preferred stock outstanding, the preferred stock is classified as debt (redeemable preferred stock) in the Company’s consolidated condensed balance sheets.

Cumulative dividends related to the preferred stock are accrued as preferred dividends that increase the balance of the redeemable preferred stock on the Company’s consolidated condensed balance sheets and are recognized as interest expense on redeemable preferred stock in the Company’s consolidated condensed statements of operations and comprehensive income (loss). For the three months ended March 31, 2021 and 2020, the Company incurred cumulative preferred dividends related to the preferred stock of $5.3 million and $4.4 million, respectively. No dividends have been paid related to the preferred stock.

The balance of redeemable preferred stock was $168.6 million and $163.3 million as of March 31, 2021 and December 31, 2020, respectively. Refer to terms contained in FAII’s proxy statement filed with the SEC on May 14, 2021 for further information related to the negotiated settlement of the Company’s preferred stock in the contemplated Merger.

14. Series A Preferred Stock

On May 10, 2016, the Company issued 98,000 shares of Series A Preferred Stock (the “preferred stock”), with a par value of $0.01 per share and original issue price of $1,000 per share, for a total consideration value of $98.0 million. The preferred stock vote together with the holders of common stock as a single class and includes protective provisions as outlined in the operating agreement. The preferred stock is a class of equity that has priority over the common stock with respect to distribution rights, liquidation rights and dividend rights. Upon any liquidation, the holders of preferred stock are entitled to be paid out of the available funds and assets, prior and in preference of any other security in an amount equal to the original issue price plus the amount of any unpaid cumulative, preferred dividends, whether or not declared. There were no costs associated with the issuance of the preferred stock.

The preferred stockholders, from and after issuance, are entitled to cumulative preferred dividends at an annual rate per share equal to 10.25% of the original issue price. The dividend rate of the preferred stock increases by 0.25% at the end of each fiscal quarter beginning after the second anniversary of the issuance of the preferred stock. The Company shall not declare, pay or set aside any dividends on shares of any other class or series of capital stock unless the holders of preferred stock then outstanding shall first receive a cash dividend equal to the sum of the amount of the aggregate cumulative preferred dividend payable.

The Company is required to redeem all outstanding shares of preferred stock within 180 days after the date on which the Company repays, in full, all amounts due under the first lien credit facility and second lien credit facility for a cash payment to the holders. The Company is required to redeem all outstanding shares of preferred stock upon the occurrence of a deemed liquidating event as described by the operating agreement for a cash payment to the holders of the preferred stock.

In the event of an IPO, the preferred stock, to the extent that all or a portion has not been redeemed, converts into fully paid and nonassessable shares of common stock determined by dividing the liquidation amount by the IPO Price. The Company shall at all times when the preferred stock is outstanding, reserve and keep available an adequate number of shares out of the authorized but unissued common stock, for the purpose of effecting the conversion of the preferred stock upon the consummation of an IPO. If the number of authorized but unissued shares of common stock is not sufficient to affect the conversion of all outstanding preferred stock, the Company shall increase the number of authorized but unissued shares of common stock for purposes of effecting conversion.

Based on the requirement of redemption for cash within 180 days in the event of repayment of the first lien credit facility and second lien credit facility, occurrence of a deemed liquidating event, and an IPO conversion share-settlement feature, for which a variable number of shares may be issued for a fixed amount of preferred stock outstanding, the preferred stock is classified as debt (redeemable preferred stock) in the Company’s consolidated balance sheets.

Cumulative dividends related to the preferred stock are accrued as preferred dividends that increase the balance of the redeemable preferred stock on the Company’s consolidated balance sheets and are recognized as interest expense on redeemable preferred stock in the Company’s consolidated statements of operations and comprehensive income (loss). For the years ended December 31, 2020, 2019 and 2018, the Company incurred cumulative preferred dividends related to the preferred stock of $19.0 million, $15.5 million and $12.8 million, respectively. No dividends have been paid related to the preferred stock.

The balance of redeemable preferred stock was $163.3 million and $144.3 million as of December 31, 2020 and 2019, respectively.